BRIGHTHOUSE LIFE INSURANCE COMPANY
Brighthouse Shield Level Pay Plus® II Advisory Annuity (the “Contract”)
Guaranteed Lifetime Withdrawal Benefit Rider
Supplement dated April 27, 2026
To
Prospectus dated April 27, 2026
Effective for Contracts issued on or after February 23, 2026
This Guaranteed Lifetime Withdrawal Benefit Rider Supplement (this “GLWB Supplement”) applies to the annuity contract noted above and should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, please call us at 1-888-243-1932. Unless specifically defined in this GLWB Supplement, the terms used in this GLWB Supplement have the same meaning as in your Contract’s prospectus.
We offer two variations of the Guaranteed Lifetime Withdrawal Benefit Rider (the “GLWB rider”): Market Growth and Market Growth with Rollup. This GLWB Supplement discloses values for certain terms (the “GLWB Terms”) that an investor needs to understand with respect to the GLWB Rider. Please note that these particular disclosed values will not change for the life of your Contract. This GLWB Supplement replaces and supersedes any previously published GLWB Supplement and must be used with an effective prospectus for the Contract.
The GLWB Terms are as follows:
•
Rollup Rate - On each Contract Anniversary during the first 10 Contract Years, if no withdrawals occurred in the previous Contract Year, the GLWB Base will be increased by an amount equal to the Rollup Rate multiplied by the Net Purchase Payment Amount before such increase.
•
Earliest Annual Benefit Commencement Date - The earliest specified date we will permit for your Annual Benefit Commencement Date.
•
Lifetime Withdrawal Age - The age you must attain before you may begin receiving Annual Benefit Payment withdrawals.
•
Withdrawal Rate - If the Account Value is greater than zero, your Annual Benefit Payment is calculated as a percentage of your GLWB Base, by multiplying your GLWB Base by the Withdrawal Rate.
•
Lifetime Guarantee Rate - if the Account Value is reduced to zero, the Annual Benefit Payment is calculated by multiplying your GLWB Base by the Lifetime Guarantee Rate.
•
Rider Fee Rate - a percentage applied to the GLWB Base to determine the Rider Charge.
•
Allocation Options available after the Annual Benefit Commencement Date – The allocation options available after the Annual Benefit Commencement Date that you may transfer your Investment Amount to at the end of a Term.
The GLWB Terms are effective beginning on the date of the GLWB Supplement disclosed above. Once a GLWB Supplement is effective, it will remain in effect until it is superseded at any time when we publish a new GLWB Supplement. This GLWB Supplement has no specified end date. If we change one or more of the GLWB Terms, we will publish a new GLWB
SUPP-SLPPII-ADV-0426

Supplement that will supersede this GLWB Supplement. We will publish any changes to the GLWB Terms at least seven calendar days before they take effect on our website at https://www.brighthousefinancial.com/products/annuities/shield-level-pay-plus-annuities/ and on EDGAR at www.sec.gov pursuant to Rule 497 under the Securities Act of 1933, as a 497 form type filing (File Number 333-282752).
This GLWB Supplement is effective for new investors only. To confirm the most current GLWB Terms applicable to new investors, the GLWB Supplement is available by contacting the Annuity Service Office at 1-888-243-1932 or online by accessing our website mentioned above.
The GLWB Terms below apply for Contracts issued* on or after February 23, 2026 until a new GLWB Supplement is published with updated GLWB Terms.
*Please Note: Obligations owed under the GLWB rider are subject to the Company’s financial strength and claims-paying ability. The period during which the Rider Charge is assessed begins upon Issue Date. However, the benefits under the GLWB rider do not begin until you have attained the Lifetime Withdrawal Age and reached the Earliest Annual Benefit Commencement Date. In addition, in order for you to receive the GLWB Terms reflected in this GLWB Supplement, the Contract must be issued on or after the date set forth above and before new GLWB Terms are established through a new GLWB Supplement. If one or more of the GLWB Terms have changed to your disadvantage after we receive your paperwork in Good Order and before we issue the Contract, your application will be considered not in Good Order. We will require acknowledgement that you wish to proceed with the purchase of the Contract based on the then current GLWB Terms which are less advantageous than the GLWB Terms that were presented to you on the date you signed your application. Please be advised that the most current GLWB Terms are available by contacting the Annuity Service Office at 1-888-243-1932 or online at https://www.brighthousefinancial.com/products/annuities/shield-level-pay-plus-annuities/. Under certain circumstances we may, in a nondiscriminatory manner (i.e., that treats all investors under similar circumstances in the same manner), waive these conditions or extend these time periods.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Are There Ongoing Fees and Expenses?
Yes.
The table below describes the fees and expenses that you may pay each year.
Please refer to your Contract specifications page for information about the specific fees you will pay each year.
There is an implicit ongoing fee on the Shield Options to the extent that your participation in Index gains is limited by us through the use of the
Cap Rate, Step Rate, or Edge Rate. This means that your returns may be lower than the Index’s returns. In return for accepting this limit on Index gains, you will receive some protection from Index losses. This implicit ongoing fee is not reflected in the tables below.

Annual Fee	Minimum	Maximum
Base Contract[1]	1.50%[2]	1.50%[2]
[1] Referred to elsewhere in this prospectus as the Rider Fee Rate, which is deducted as a percentage of the GLWB Base each Contract Anniversary.
[2] For the Market Growth with Rollup version of the GLWB rider, the Rollup Rate is applied to the
GLWB Base before the Rider Charge is deducted.

To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative Interim
Value calculations that substantially increase costs.

Lowest Annual Cost: $1,500	Highest Annual Cost: $1,575
Assumes:	Assumes:
●Investment of $100,000 ●5% annual appreciation ●Market Growth version of the GLWB rider ●No sales charges ●No additional withdrawals ●No Interim Value calculation	●Investment of $100,000 ●5% annual appreciation ●Market Growth with Rollup version of the GLWB rider ●No sales charges ●No additional withdrawals ●No Interim Value calculation
GLWB Terms Applicable to Market Growth and Market Growth with Rollup
Earliest Annual Benefit Commencement Date	Issue Date
Lifetime Withdrawal Age	59½
Rider Fee Rate (as a percentage of the GLWB Base each Contract Anniversary)	1.50%

Allocation Options Available After the Annual Benefit Commencement Date
The following options are available after the Annual Benefit Commencement Date:
FIXED ACCOUNT (subject to state availability) Fixed Account Term: 1 Year

SHIELD OPTIONS
TERM	INDEX
SHIELD 25 (up to 25% downside protection)
1 Year	S&P 500® Index Russell 2000® Index MSCI EAFE Index Nasdaq-100 Index®
6 Year	S&P 500® Index Russell 2000® Index MSCI EAFE Index Nasdaq-100 Index®
SHIELD 15 (up to 15% downside protection)
1 Year
S&P 500® Index
S&P 500® Index Step Rate
S&P 500® Index Step Rate Edge
Russell 2000® Index
Russell 2000® Index Step Rate
Russell 2000® Index Step Rate Edge
MSCI EAFE Index
MSCI EAFE Index Step Rate
MSCI EAFE Index Step Rate Edge
Nasdaq-100 Index®
Nasdaq-100 Index® Step Rate
Nasdaq-100 Index® Step Rate Edge

2 Year
S&P 500® Index Step Rate
S&P 500® Index Step Rate Edge
Russell 2000® Index Step Rate
Russell 2000® Index Step Rate Edge
MSCI EAFE Index Step Rate
MSCI EAFE Index Step Rate Edge
Nasdaq-100 Index® Step Rate
Nasdaq-100 Index® Step Rate Edge

3 Year	S&P 500® Index Russell 2000® Index MSCI EAFE Index Nasdaq-100 Index®
6 Year	S&P 500® Index Russell 2000® Index MSCI EAFE Index Nasdaq-100 Index®

SHIELD OPTIONS
SHIELD 10 (up to 10% downside protection)
1 Year
S&P 500® Index
S&P 500® Index Step Rate
S&P 500® Index Step Rate Edge
Russell 2000® Index
Russell 2000® Index Step Rate
Russell 2000® Index Step Rate Edge
MSCI EAFE Index
MSCI EAFE Index Step Rate
MSCI EAFE Index Step Rate Edge
Nasdaq-100 Index®
Nasdaq-100 Index® Step Rate
Nasdaq-100 Index® Step Rate Edge

2 Year
S&P 500® Index Step Rate
S&P 500® Index Step Rate Edge
Russell 2000® Index Step Rate
Russell 2000® Index Step Rate Edge
MSCI EAFE Index Step Rate
MSCI EAFE Index Step Rate Edge
Nasdaq-100 Index® Step Rate
Nasdaq-100 Index® Step Rate Edge

3 Year	S&P 500® Index Russell 2000® Index MSCI EAFE Index Nasdaq-100 Index®
6 Year	S&P 500® Index Russell 2000® Index MSCI EAFE Index Nasdaq-100 Index®

GLWB Terms Applicable to Market Growth Only
Age at Annual Benefit Commencement Date	Contract Year	Withdrawal Rates Account Value is greater than $0		Lifetime Guarantee Rates Account Value is $0
		Single Life	Joint Life	Single Life	Joint Life
59½ - 64	All Years	5.50%	5.00%	5.50%	5.00%
65 - 74	1 - 5	6.25%	5.75%	6.25%	5.75%
	6	7.25%	6.75%	7.25%	6.75%
	7	7.40%	6.90%	7.40%	6.90%
	8	7.55%	7.05%	7.55%	7.05%
	9	7.70%	7.20%	7.70%	7.20%
	10	7.85%	7.35%	7.85%	7.35%
	11+	8.00%	7.50%	8.00%	7.50%
75+	1 - 5	6.50%	6.00%	6.50%	6.00%
	6	7.50%	7.00%	7.50%	7.00%
	7	7.65%	7.15%	7.65%	7.15%
	8	7.80%	7.30%	7.80%	7.30%
	9	7.95%	7.45%	7.95%	7.45%
	10	8.10%	7.60%	8.10%	7.60%
	11+	8.25%	7.75%	8.25%	7.75%
GLWB Terms Applicable to Market Growth with Rollup Only
Rollup Rate (for Market Growth with Rollup only)	5.00%

Age at Annual Benefit Commencement Date	Contract Year	Withdrawal Rates Account Value is greater than $0		Lifetime Guarantee Rates Account Value is $0
		Single Life	Joint Life	Single Life	Joint Life
59½ - 64	All Years	5.25%	4.75%	5.25%	4.75%
65 - 74	1 - 5	6.00%	5.50%	6.00%	5.50%
	6	6.25%	5.75%	6.25%	5.75%
	7	6.30%	5.80%	6.30%	5.80%
	8	6.35%	5.85%	6.35%	5.85%
	9	6.40%	5.90%	6.40%	5.90%
	10	6.45%	5.95%	6.45%	5.95%
	11+	6.50%	6.00%	6.50%	6.00%
75+	1 - 5	6.25%	5.75%	6.25%	5.75%
	6	6.50%	6.00%	6.50%	6.00%
	7	6.55%	6.05%	6.55%	6.05%
	8	6.60%	6.10%	6.60%	6.10%
	9	6.65%	6.15%	6.65%	6.15%
	10	6.70%	6.20%	6.70%	6.20%
	11+	6.75%	6.25%	6.75%	6.25%